Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents
Current deposits	€ 441,614	€ 655,463
Cash in hand and at banks	592,178	231,058
Total cash and cash equivalents	€ 1,033,792	€ 886,521	€ 895,009	€ 1,142,500